Investment Objectives and Goals - Simplify Brookwood Global Macro ETF	Sep. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SIMPLIFY BROOKWOOD GLOBAL MACRO ETF
Objective, Primary [Text Block]	Investment Objective: The Simplify Brookwood Global Macro ETF (the “Fund” or “GMAC”) seeks capital appreciation.